Commitments and Contingencies - Schedule Showing the Future Minimum Lease Payments (Details) - USD ($)	Aug. 31, 2020	May 31, 2020
Present Value of minimum lease payments	$ 441,985	$ 490,983
Operating Lease Liabilities [Member]
2021	126,395
2022	147,278	174,728
2023	151,832	141,278
2024	133,900	145,832
2025	90,017	127,900
Total Operating Lease Obligations	649,422	673,755
Less: Amount representing interest	(207,436)	(184,977)
Present Value of minimum lease payments	$ 441,986	$ 488,778